ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3 Account receivables

	As of December 31,
	2022	2023	2023
	S$	S$	US$

Account receivables	1,377,234	4,757,754	3,606,272
Less: allowance for doubtful accounts	(602,897)	(546,892)	(414,532)
	774,337	4,210,862	3,191,740